Supplemental Cash Flow Information Schedule (Tables)	6 Months Ended
Jun. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures	The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in the Partnership's consolidated statements of cash flows.

	June 30, 2020	December 31, 2019	June 30, 2019	December 31, 2018
	$	$	$	$
Cash and cash equivalents	226,328	160,221	124,880	149,014
Restricted cash – current	11,544	53,689	48,869	38,329
Restricted cash – long-term	54,603	39,381	31,439	35,521
	292,475	253,291	205,188	222,864

The Partnership maintains restricted cash deposits relating to certain term loans, collateral for cross currency swaps (see Note 11), performance bond collateral and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.

b)